Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Liabilities, Current [Abstract]
Book overdrafts	$ 139.2	$ 61.3
Dividends payable, current	$ 121.8	$ 121.3